SCHEDULE OF AMOUNTS DUE FROM RELATED PARTIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Mr. Jianqin Shu [Member]
Related Party Transaction [Line Items]
Relationship with the company	Shareholder of the Company
Amounts due from related parties		$ 108
Ms. Xiaodan Liu [Member]
Related Party Transaction [Line Items]
Relationship with the company	CEO and Board Chair of Elong Power
Amounts due from related parties	$ 68,500
Mr. Haijun Weng [Member]
Related Party Transaction [Line Items]
Relationship with the company	Senior management of Huizhou Yipeng
Amounts due from related parties		141
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	$ 68,500	$ 249